Summary of Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loss on debt issuance	$ 653,208
Diagonal Convertible Notes [Member]
Debt Instrument [Line Items]
Beginning balance
Issuance of 1800 Diagonal convertible notes	432,400
Loss on debt issuance	92,208
Repayments in cash	(82,432)
Change in fair value	(10,176)
Ending balance	432,000
Outstanding principal balance	370,886
Accrued interest	$ 15,935